Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Dec. 30, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant	9,297,750			7,071,337
Additional shares authorized for grant			5,267,500
Term of plan	10 years
Rate of exercise price per share increase per year	15.00%
Vesting period	5 years
Stock based compensation expense	$ 2	$ 2	$ 1
Redeemable shares	23	16
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redeemable shares	$ 23	$ 16